INCOME TAXES - Loss from operations before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
United States					$ (2,291)	$ (1,294)
Foreign					(8,242)	(9,035)
Loss before income taxes	$ (3,256)	$ (2,399)	$ (22,625)	$ (4,558)	$ (10,533)	$ (10,329)